Organization	9 Months Ended
Sep. 30, 2020
Organization
Organization

1.    Organization

Pinduoduo Inc. (the ‘‘Company’’) was incorporated in the Cayman Islands on April 20, 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the provision of online marketplace to help merchants leverage the power of the internet to engage with their customers in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiaries of the VIE.

As of September 30, 2020, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd.	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd.	January 25,2018	PRC	100%		Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd.	April 25, 2018	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. ("Hangzhou Aimi" or the "VIE")	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd.	January 9, 2014	PRC	—	100%	E-commerce platform

The VIE

The VIE and the subsidiaries of VIE contributed 60.0% and 61.2% of the Group’s consolidated revenues for the nine months ended September 30, 2019 and 2020 respectively. As of December 31, 2019 and September 30, 2020, the VIE accounted for an aggregate of 54.1% and 57.1%, respectively of the consolidated total assets, and 86.4% and 87.6%, respectively of the consolidated total liabilities.

1.    Organization (Continued)

The following tables represent the financial information for the VIE as of December 31, 2019 and September 30, 2020 and for the nine months ended September 30, 2019 and 2020 before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group:

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	2,816,894	3,402,797	501,178
Restricted cash	27,528,793	38,561,984	5,679,566
Receivables from online payment platforms	1,050,974	528,810	77,885
Short-term investments	6,560,665	5,557,631	818,551
Amounts due from related parties (i)	2,360,267	2,909,207	428,480
Amounts due from Group companies	3,337,273	12,373,526	1,822,423
Prepayments and other current assets	295,377	991,944	146,098
Total current assets	43,950,243	64,325,899	9,474,181

Non-current assets
Property, equipment and software, net	27,719	31,488	4,638
Right-of-use assets	452,883	450,047	66,285
Other non-current assets	60,306	4,345,756	640,061
Total non-current assets	540,908	4,827,291	710,984
Total assets	44,491,151	69,153,190	10,185,165

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to Group companies	5,393,858	13,028,708	1,918,921
Amounts due to related parties (i)	1,502,892	3,298,767	485,856
Customer advances and deferred revenues	605,969	1,041,935	153,460
Payable to merchants	29,657,227	39,821,635	5,865,093
Accrued expenses and other liabilities	3,420,728	4,201,598	618,829
Merchant deposits	7,840,912	10,574,449	1,557,448
Short term borrowings	898,748	2,773,023	408,422
Lease liabilities	90,523	129,106	19,015
Total current liabilities	49,410,857	74,869,221	11,027,044

Lease liabilities	382,673	351,994	51,843
Total non-current liabilities	382,673	351,994	51,843
Total liabilities	49,793,530	75,221,215	11,078,887

i)     Information with respect to related parties is discussed in Note 11.

1.    Organization (Continued)

	For the nine months ended September 30,
	2019	2020
	RMB	RMB	US$
Revenues from
Group companies	1,197,820	7,865,481	1,158,460
External	11,605,365	20,147,444	2,967,398
Total revenues	12,803,185	28,012,925	4,125,858

Net loss	3,266,608	761,093	112,097

	For the nine months ended September 30,
	2019	2020
	RMB	RMB	US$
Net cash generated from operating activities	3,494,022	5,691,071	838,205
Net cash used in investing activities	(3,612,197)	(3,334,574)	(491,130)
Net cash provided by financing activities	2,332,838	9,262,597	1,364,232
Net increase in cash, cash equivalents and restricted cash	2,214,663	11,619,094	1,711,307
Cash, cash equivalents and restricted cash at beginning of period	19,908,680	30,345,687	4,469,437
Cash, cash equivalents and restricted cash at end of period	22,123,343	41,964,781	6,180,744

Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	3,499,188	3,402,797	501,178
Restricted cash	18,624,155	38,561,984	5,679,566
Total cash, cash equivalents and restricted cash in the statements of cash flows	22,123,343	41,964,781	6,180,744